Revenues	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Revenues [Abstract]
Revenues

Note 3 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the six months ended September 30, 2023 and 2024:

	For the six months ended September 30,
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
	(Unaudited)	(Unaudited)
General corporate consultancy services	$4,650,000	$4,650,000	$598,510	$-	0.0
Internal control and others	294,800	-	-	(294,800)	(100.0)
Subtotal accounting and corporate consultancy services	4,944,800	4,650,000	598,510	(294.800)	(6.0)
Taxation services	865,000	881,000	113,395	16,000	1.8
Company secretarial services	684,754	925,465	119,118	240,711	35.2
Total revenues	$6,494,554	$6,456,465	$831,023	$(38,089)	(0.6)

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the six months ended September 30, 2023 and 2024:

	For the six months ended September 30,
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
	(Unaudited)	(Unaudited)
Services and deliverables transferred at a point in time	$1,516,959	$1,445,593	$186,065	$(71,366)	(4.7)
Services and deliverables transferred over time	4,977,595	5,010,872	644,958	33,277	0.7
Total revenues	6,494,554	$6,456,465	$831,023	$(38,089)	(0.6)

Note 4 — Revenues

Revenues are recognized when control of the promised services and deliverables are transferred to the Company’s clients in an amount that reflects the considerations the Company expects to be entitled to and receive in exchange for services and deliverables rendered.

The following table presents the Company’s revenues disaggregated by service lines for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
Revenues	HKD	HKD	US$	HKD	%
General corporate consultancy services	$9,300,000	$9,300,000	$1,188,362	$-	-%
Internal control advisory services	486,400	520,080	66,456	33,680	6.9%
Subtotal accounting and corporate consultancy services	9,786,400	9,820,080	1,254,818	33,680	0.3%
Taxation services	1,240,000	950,000	121,392	(290,000)	(23.4)%
Company secretarial services	1,506,131	1,210,355	154,660	(295,776)	(19.6)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended March 31, 2023 and 2024:

	For the years ended March 31
	2023	2024	2024	Change	Change
	HKD	HKD	US$	HKD	%
Services and deliverables transferred at a point in time	$2,397,398	$2,030,365	$259,442	$(367,033)	(15.3)%
Services and deliverables transferred over time	10,135,133	9,950,070	1,271,428	(185,063)	(1.8)%
Total revenues	$12,532,531	$11,980,435	$1,530,870	$(552,096)	(4.4)%